Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2012
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 20, 2012
Touchstone Diversified Small Cap Growth Fund (Prospectus Summary) | Touchstone Diversified Small Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSAX
Touchstone Diversified Small Cap Growth Fund (Prospectus Summary) | Touchstone Diversified Small Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSCX
Touchstone Diversified Small Cap Growth Fund (Prospectus Summary) | Touchstone Diversified Small Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSIX
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGVFX
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGVCX
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGVYX
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGVVX
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEQAX
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEQBX
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEQCX
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIQIX
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEGAX
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBEGX
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOECX
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEGYX
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEGIX
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSCGX
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCFCX
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCGYX
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCGNX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSAX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSCX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSYX
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNSIX
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMOAX
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMOCX
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMOYX
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMOIX
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOAX
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOCX
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOYX
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSOIX
Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUSAX
Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUSCX
Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUSYX
Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TUSIX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLAX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLCX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLYX
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVLIX
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFOAX
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFFCX
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFFYX
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFFIX

Touchstone Diversified Small Cap Growth Fund (Prospectus Summary) | Touchstone Diversified Small Cap Growth Fund
TOUCHSTONE DIVERSIFIED SMALL CAP GROWTH FUND SUMMARY
The Fund's Investment Goal
The Touchstone Diversified Small Cap Growth Fund seeks long-term growth of capital.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's
Prospectus on page 31 and in the sections entitled "Choosing a Share Class"
on page 67 and "Other Purchase and Redemption Information" on page 71 in the
Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Diversified Small Cap Growth Fund (USD $)	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none
Wire Redemption Fee	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Diversified Small Cap Growth Fund		Class A	Class C	Class Y
Management Fees		1.05%	1.05%	1.05%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.89%	1.58%	0.54%
Total Annual Fund Operating Expenses		2.19%	3.63%	1.59%
Fee Waiver and/or Expense Reimbursement		(0.79%)	(1.48%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.40%	2.15%	1.15%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.40%, 2.15% and 1.15% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least July 29, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the fund's shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Diversified Small Cap Growth Fund (USD $)	Class A	Class C	Class Y
Expense Example, with Redemption, 1 Year	709	318	117
Expense Example, with Redemption, 3 Years	1,149	975	459
Expense Example, with Redemption, 5 Years	1,614	1,753	824
Expense Example, with Redemption, 10 Years	2,895	3,793	1,852

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Diversified Small Cap Growth Fund Class C	218	975	1,753	3,793

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 65% of the average value of its portfolio.
The Fund's Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in the common stocks of small cap companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. A small cap company has a market capitalization of less than $2.5 billion or a market capitalization represented within the range of the Russell 2000 Index (between $101 million and $2.6 billion as of the latest reconstitution on May 31, 2012). The size of the companies in the
Russell 2000 Index will change with market conditions. The Fund will generally hold approximately 80 - 120 stocks.

The Fund will invest in securities that the sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington"), believes will capitalize on inefficiencies that exist in the small cap growth market by focusing on:

o     Companies that are experiencing improving long-term or cyclical fundamental trends;

o     High quality, well-managed companies; and

o     Companies with competitive business models.

Fort Washington employs a four-step investment process:

1.   Proprietary Quantitative Selection Criteria - The small cap growth stock universe is analyzed through a quantitative model and stocks are given rankings along four dimensions: fundamental, risk, valuation and technical. This reduces the universe to a bullpen of approximately 300 stocks.

2.   Fundamental Research - Bottom-up fundamental research is conducted on the resulting bullpen of stocks along several dimensions, such as earnings drivers
(those factors that ultimately determine a company's ability to grow its earnings), business model (the strategy used in managing the business), and operating margins (the earnings a company produces before allocating interest expenses, taxes, depreciation, etc.).

3.   Team Review - A portfolio manager recommends stocks after performing the fundamental research. Each portfolio manager specializes in one or more economic sectors, and is responsible for making recommendations within that sector. The entire investment team reviews this recommendation, determining whether to add it to the Fund along with the corresponding position weight, if applicable.

4.   Portfolio Construction - The portfolio is constructed subject to guidelines and constraints. A risk overlay is added to ensure optimal positioning with respect to macroeconomic trends. Positions are consistently monitored and an annual intensive review is conducted to determine if drivers of growth are still present in each security.

The Fund may engage in frequent and active trading as part of its principal investment strategy.
The Principal Risks
The Fund's share price will fluctuate.  You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The
Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Sector Focus Risk: A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell 2000 Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the
Fund's Statement of Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Diversified Small Cap Growth Fund--Class A Total Returns as of December 31

Best Quarter: Worst Quarter: 2nd Quarter 2009 +17.07% 4th Quarter 2008 -28.14% The year to date return for the Fund's Class A shares as of June 30, 2012 is 5.03%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other
Classes will vary.

Class A shares and Class Y shares began operations on September 6, 2006 and Class C shares began operations on August 1, 2007. The Class C shares performance was calculated using the historical performance of the Class A shares for the period from September 6, 2006 through July 31, 2007.
Performance for this period has been restated to reflect the impact of
Class C shares fees and expenses.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Touchstone Diversified Small Cap Growth Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Diversified Small Cap Growth Fund - Class A Return Before Taxes	(8.98%)	(0.49%)	1.34%	Sep 6, 2006
Class A After Taxes on Distributions	Diversified Small Cap Growth Fund - Class A Return After Taxes on Distributions	(8.98%)	(1.06%)	0.79%	Sep 6, 2006
Class A After Taxes on Distributions and Sales	Diversified Small Cap Growth Fund - Class A Return After Taxes on Distributions and Sale of Fund Shares	(5.84%)	(0.68%)	0.88%	Sep 6, 2006
Class C	Diversified Small Cap Growth Fund - Class C Return Before Taxes	(5.17%)	(0.04%)	1.73%	Sep 6, 2006
Class Y	Diversified Small Cap Growth Fund - Class Y Return Before Taxes	(3.24%)	0.92%	2.71%	Sep 6, 2006
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	(2.91%)	2.09%	3.51%	Sep 6, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 20, 2012
Touchstone Diversified Small Cap Growth Fund (Prospectus Summary) | Touchstone Diversified Small Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE DIVERSIFIED SMALL CAP GROWTH FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Diversified Small Cap Growth Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's
Prospectus on page 31 and in the sections entitled "Choosing a Share Class"
on page 67 and "Other Purchase and Redemption Information" on page 71 in the
		Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 65% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its assets in the common stocks of small cap companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. A small cap company has a market capitalization of less than $2.5 billion or a market capitalization represented within the range of the Russell 2000 Index (between $101 million and $2.6 billion as of the latest reconstitution on May 31, 2012). The size of the companies in the
Russell 2000 Index will change with market conditions. The Fund will generally hold approximately 80 - 120 stocks.

The Fund will invest in securities that the sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington"), believes will capitalize on inefficiencies that exist in the small cap growth market by focusing on:

o     Companies that are experiencing improving long-term or cyclical fundamental trends;

o     High quality, well-managed companies; and

o     Companies with competitive business models.

Fort Washington employs a four-step investment process:

1.   Proprietary Quantitative Selection Criteria - The small cap growth stock universe is analyzed through a quantitative model and stocks are given rankings along four dimensions: fundamental, risk, valuation and technical. This reduces the universe to a bullpen of approximately 300 stocks.

2.   Fundamental Research - Bottom-up fundamental research is conducted on the resulting bullpen of stocks along several dimensions, such as earnings drivers
(those factors that ultimately determine a company's ability to grow its earnings), business model (the strategy used in managing the business), and operating margins (the earnings a company produces before allocating interest expenses, taxes, depreciation, etc.).

3.   Team Review - A portfolio manager recommends stocks after performing the fundamental research. Each portfolio manager specializes in one or more economic sectors, and is responsible for making recommendations within that sector. The entire investment team reviews this recommendation, determining whether to add it to the Fund along with the corresponding position weight, if applicable.

4.   Portfolio Construction - The portfolio is constructed subject to guidelines and constraints. A risk overlay is added to ensure optimal positioning with respect to macroeconomic trends. Positions are consistently monitored and an annual intensive review is conducted to determine if drivers of growth are still present in each security.

The Fund may engage in frequent and active trading as part of its principal
		investment strategy.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The
Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Sector Focus Risk: A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. You can find more information about the Fund's investments and risks under
		the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell 2000 Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the
Fund's Statement of Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting
		www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell 2000 Growth Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Diversified Small Cap Growth Fund--Class A Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: 2nd Quarter 2009 +17.07% 4th Quarter 2008 -28.14% The year to date return for the Fund's Class A shares as of June 30, 2012 is 5.03%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other
Classes will vary.

Class A shares and Class Y shares began operations on September 6, 2006 and Class C shares began operations on August 1, 2007. The Class C shares performance was calculated using the historical performance of the Class A shares for the period from September 6, 2006 through July 31, 2007.
Performance for this period has been restated to reflect the impact of
		Class C shares fees and expenses.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Diversified Small Cap Growth Fund (Prospectus Summary) | Touchstone Diversified Small Cap Growth Fund | Russell 2000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 2006
Touchstone Diversified Small Cap Growth Fund (Prospectus Summary) | Touchstone Diversified Small Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,614
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,895
Annual Return 2007	rr_AnnualReturn2007	16.84%
Annual Return 2008	rr_AnnualReturn2008	(42.67%)
Annual Return 2009	rr_AnnualReturn2009	26.76%
Annual Return 2010	rr_AnnualReturn2010	26.30%
Annual Return 2011	rr_AnnualReturn2011	(3.45%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.14%)
Label	rr_AverageAnnualReturnLabel	Diversified Small Cap Growth Fund - Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.98%)
5 Years	rr_AverageAnnualReturnYear05	(0.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 2006
Touchstone Diversified Small Cap Growth Fund (Prospectus Summary) | Touchstone Diversified Small Cap Growth Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Diversified Small Cap Growth Fund - Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(8.98%)
5 Years	rr_AverageAnnualReturnYear05	(1.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 2006
Touchstone Diversified Small Cap Growth Fund (Prospectus Summary) | Touchstone Diversified Small Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Diversified Small Cap Growth Fund - Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.84%)
5 Years	rr_AverageAnnualReturnYear05	(0.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 2006
Touchstone Diversified Small Cap Growth Fund (Prospectus Summary) | Touchstone Diversified Small Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.15%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	975
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,753
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,793
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	975
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,753
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,793
Label	rr_AverageAnnualReturnLabel	Diversified Small Cap Growth Fund - Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.17%)
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 2006
Touchstone Diversified Small Cap Growth Fund (Prospectus Summary) | Touchstone Diversified Small Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,852
Label	rr_AverageAnnualReturnLabel	Diversified Small Cap Growth Fund - Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.24%)
5 Years	rr_AverageAnnualReturnYear05	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 2006

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.40%, 2.15% and 1.15% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least July 29, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the fund's shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund
TOUCHSTONE GROWTH OPPORTUNITIES FUND SUMMARY
The Fund's Investment Goal
The Touchstone Growth Opportunities Fund seeks long-term growth of capital.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of
Shares" in the Fund's Prospectus on page 31 and in the sections entitled
"Choosing a Share Class" on page 67 and "Other Purchase and Redemption
Information" on page 71 in the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Growth Opportunities Fund (USD $)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Growth Opportunities Fund		Class A	Class C	Class Y	Institutional Class
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.43%	0.70%	0.67%	0.31%
Total Annual Fund Operating Expenses		1.43%	2.45%	1.42%	1.06%
Fee Waiver and/or Expense Reimbursement	[1]	(0.19%)	(0.46%)	(0.43%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.24%	1.99%	0.99%	0.84%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.24%, 1.99%, 0.99% and 0.84% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least July 29, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund's shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended March 31, 2012.

Example.
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Growth Opportunities Fund (USD $)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	694	302	101	86
Expense Example, with Redemption, 3 Years	984	720	407	315
Expense Example, with Redemption, 5 Years	1,295	1,264	735	563
Expense Example, with Redemption, 10 Years	2,174	2,751	1,665	1,274

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Growth Opportunities Fund Class C	202	720	1,264	2,751

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the
Fund's portfolio turnover rate was 204% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. ("Westfield"), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth. Westfield evaluates companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Westfield expects to hold investments in the Fund for an average of 12 to 24 months.  However, changes in Westfield's outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. As a result, the Fund may engage in frequent and active trading as part of its principal investment strategy.

Westfield generally will sell a security if one or more of the following occurs:

(1) the predetermined price target objective is exceeded;

(2) there is an alteration to the original investment case;

(3) valuation relative to the stock's peer group is no longer attractive; or

(4) better risk/reward opportunities may be found in other stocks.
The Principal Risks
The Fund's share price will fluctuate.  You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The
Fund is subject to the principal risks summarized below:

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Sector Focus Risk: A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Small Cap Risk:  The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.
Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Russell 3000 Growth Index.  The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the
Fund, please see the section entitled "The Trust" in the Fund's Statement of
Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Growth Opportunities Fund--Class A Total Returns as of December 31

Best Quarter: Worst Quarter: 2nd Quarter 2003 +18.90% 4th Quarter 2008 -24.04% The year to date return for the Fund's Class A shares as of June 30, 2012 is 8.80%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Class A shares began operations on September 29, 1995, Class C shares began operations on August 2, 1999 and Class Y shares and Institutional shares began operations on February 2, 2009.  The Class Y shares and Institutional shares performance was calculated using the historical performance of the
Class A shares for the periods prior to February 2, 2009.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Touchstone Growth Opportunities Fund	Label	1 Year	5 Years	10 Years
Class A	Growth Opportunities Fund - Class A Return Before Taxes	(13.49%)	0.09%	0.66%
Class A After Taxes on Distributions	Growth Opportunities Fund - Class A Return After Taxes on Distributions	(13.49%)	0.07%	0.66%
Class A After Taxes on Distributions and Sales	Growth Opportunities Fund - Class A Return After Taxes on Distributions and Sale of Fund Shares	(8.77%)	0.07%	0.57%
Class C	Growth Opportunities Fund - Class C Return Before Taxes	(9.81%)	0.73%	0.63%
Class Y	Growth Opportunities Fund - Class Y Return Before Taxes	(8.01%)	1.43%	1.34%
Institutional Class	Growth Opportunities Fund - Institutional Shares Return Before Taxes	(7.86%)	1.52%	1.38%
Russell 3000 Growth Index	Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes)	2.18%	2.46%	2.74%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 20, 2012
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE GROWTH OPPORTUNITIES FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Growth Opportunities Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of
Shares" in the Fund's Prospectus on page 31 and in the sections entitled
"Choosing a Share Class" on page 67 and "Other Purchase and Redemption
		Information" on page 71 in the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the
Fund's portfolio turnover rate was 204% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	204.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended March 31, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. ("Westfield"), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth. Westfield evaluates companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Westfield expects to hold investments in the Fund for an average of 12 to 24 months.  However, changes in Westfield's outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. As a result, the Fund may engage in frequent and active trading as part of its principal investment strategy.

Westfield generally will sell a security if one or more of the following occurs:

(1) the predetermined price target objective is exceeded;

(2) there is an alteration to the original investment case;

(3) valuation relative to the stock's peer group is no longer attractive; or

		(4) better risk/reward opportunities may be found in other stocks.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The
Fund is subject to the principal risks summarized below:

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Sector Focus Risk: A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Small Cap Risk:  The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.
Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. You can find more information about the Fund's investments and risks
		under the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could also return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Russell 3000 Growth Index.  The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the
Fund, please see the section entitled "The Trust" in the Fund's Statement of
Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com
		or by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 3000 Growth Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Growth Opportunities Fund--Class A Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: 2nd Quarter 2003 +18.90% 4th Quarter 2008 -24.04% The year to date return for the Fund's Class A shares as of June 30, 2012 is 8.80%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Class A shares began operations on September 29, 1995, Class C shares began operations on August 2, 1999 and Class Y shares and Institutional shares began operations on February 2, 2009.  The Class Y shares and Institutional shares performance was calculated using the historical performance of the
		Class A shares for the periods prior to February 2, 2009.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Russell 3000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	2.74%
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	984
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,295
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,174
Annual Return 2002	rr_AnnualReturn2002	(35.76%)
Annual Return 2003	rr_AnnualReturn2003	39.74%
Annual Return 2004	rr_AnnualReturn2004	8.52%
Annual Return 2005	rr_AnnualReturn2005	9.07%
Annual Return 2006	rr_AnnualReturn2006	0.10%
Annual Return 2007	rr_AnnualReturn2007	17.15%
Annual Return 2008	rr_AnnualReturn2008	(39.32%)
Annual Return 2009	rr_AnnualReturn2009	35.54%
Annual Return 2010	rr_AnnualReturn2010	20.50%
Annual Return 2011	rr_AnnualReturn2011	(8.21%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.04%)
Label	rr_AverageAnnualReturnLabel	Growth Opportunities Fund - Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.49%)
5 Years	rr_AverageAnnualReturnYear05	0.09%
10 Years	rr_AverageAnnualReturnYear10	0.66%
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Growth Opportunities Fund - Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(13.49%)
5 Years	rr_AverageAnnualReturnYear05	0.07%
10 Years	rr_AverageAnnualReturnYear10	0.66%
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Growth Opportunities Fund - Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(8.77%)
5 Years	rr_AverageAnnualReturnYear05	0.07%
10 Years	rr_AverageAnnualReturnYear10	0.57%
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.99%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	720
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,751
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	720
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,264
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,751
Label	rr_AverageAnnualReturnLabel	Growth Opportunities Fund - Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.81%)
5 Years	rr_AverageAnnualReturnYear05	0.73%
10 Years	rr_AverageAnnualReturnYear10	0.63%
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	407
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	735
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,665
Label	rr_AverageAnnualReturnLabel	Growth Opportunities Fund - Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.01%)
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	1.34%
Touchstone Growth Opportunities Fund (Prospectus Summary) | Touchstone Growth Opportunities Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.84%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,274
Label	rr_AverageAnnualReturnLabel	Growth Opportunities Fund - Institutional Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.86%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	1.38%

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.24%, 1.99%, 0.99% and 0.84% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least July 29, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund's shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended March 31, 2012.

Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund
TOUCHSTONE LARGE CAP GROWTH FUND SUMMARY
The Fund's Investment Goal
The Touchstone Large Cap Growth Fund seeks long-term growth of capital.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 31 and in the sections entitled "Choosing a Share Class" on page 67 and "Other Purchase and Redemption Information" on page 71 in the Fund's Statement of Additional
Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Large Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	5.00%	1.00%	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Large Cap Growth Fund		Class A	Class B	Class C	Class Y
Management Fees		0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees		0.25%	0.19%	1.00%	none
Other Expenses		0.39%	0.55%	0.38%	0.43%
Total Annual Fund Operating Expenses		1.35%	1.45%	2.09%	1.14%
Fee Waiver and/or Expense Reimbursement	[1]	(0.10%)		(0.09%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%	1.45%	2.00%	0.99%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.25%, 2.00%, 2.00% and 0.99% for Class A shares, Class B shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least July 29, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting any contractual fee waivers).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Large Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y
Expense Example, with Redemption, 1 Year	695	648	303	101
Expense Example, with Redemption, 3 Years	969	759	646	347
Expense Example, with Redemption, 5 Years	1,263	892	1,115	613
Expense Example, with Redemption, 10 Years	2,097	1,735	2,414	1,373

Assuming No Redemption
Expense Example, No Redemption Touchstone Large Cap Growth Fund (USD $)	Class B	Class C
Expense Example, No Redemption, 1 Year	148	203
Expense Example, No Redemption, 3 Years	459	646
Expense Example, No Redemption, 5 Years	792	1,115
Expense Example, No Redemption, 10 Years	1,735	2,414

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.
The Fund's Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.
A large cap company has a market capitalization found within the Russell 1000
Index (between $1.4 billion and $540.2 billion at the time of its most recent reconstitution on May 31, 2012) at the time of purchase. The size of the companies in the Russell 1000 Index will change with market conditions.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer. The Fund may invest up to 10% of its total assets in the securities of one company. The Fund's investments may include companies in the technology sector.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

The sub-advisor, Navellier & Associates, Inc. ("Navellier"), seeks to identify and select inefficiently priced securities with strong appreciation potential by employing a proprietary investment process. Navellier's proprietary investment process is a disciplined quantitative, objective, "bottom-up," process and contains the following three steps. In the first step of the investment process, Navellier calculates and analyzes a "reward/risk ratio" for each potential investment. The reward/risk ratio is designed to identify stocks with above average potential returns and adjusted for risk. In the second step of the investment process, Navellier applies two or more sets of fundamental criteria to identify attractive stocks among those with favorable reward/risk ratios. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with a combination of the applicable criteria are further considered in the third and final step of the investment process, which addresses the construction of the portfolio. Stocks are selected and weighted according to a disciplined methodology designed to maximize potential return and minimize potential risk.

Every quarter Navellier evaluates the fundamental criteria used in the second step of the investment process. The criteria included in this step and the relative weightings of each fundamental criterion are adjusted as necessary.
This allows Navellier to monitor which criteria appear to be in favor in the financial markets. If a security held by the Fund does not meet the requirements of each step of Navellier's investment process, then Navellier will evaluate the security and, if necessary, replace it.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The
Fund is subject to the principal risks summarized below:

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Sector Focus Risk: A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Russell 1000 Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the
Fund, please see the section entitled "The Trust" in the Fund's Statement of
Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Large Cap Growth Fund--Class A Total Returns as of December 31

Best Quarter: Worst Quarter: 3rd Quarter 2009 +14.98% 4th Quarter 2008 -23.90% The year to date return for the Fund's Class A shares as of June 30, 2012 is 9.62%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Class A shares began operations on December 19, 1997, Class B shares and
Class C shares began operations on October 4, 2003 and Class Y shares began operations on November 10, 2004. The Class B shares, Class C shares and
Class Y shares performance was calculated using the historical performance of the Class A shares for the periods prior to October 4, 2003 for Class B and Class C shares and November 10, 2004 for Class Y shares. For the
Class B and Class C shares, performance for this period has been restated
to reflect the impact of Class B shares and Class C shares fees and expenses, respectively.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Touchstone Large Cap Growth Fund	Label	1 Year	5 Years	10 Years
Class A	Large Cap Growth Fund - Class A Return Before Taxes	(1.15%)	1.82%	3.60%
Class A After Taxes on Distributions	Large Cap Growth Fund - Class A Return After Taxes on Distributions	(1.15%)	1.80%	3.60%
Class A After Taxes on Distributions and Sales	Large Cap Growth Fund - Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.74%)	1.55%	3.13%
Class B	Large Cap Growth Fund - Class B Return Before Taxes	(0.01%)	2.42%	3.58%
Class C	Large Cap Growth Fund - Class C Return Before Taxes	3.11%	2.39%	3.51%
Class Y	Large Cap Growth Fund - Class Y Return Before Taxes	5.19%	3.26%	4.39%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	2.64%	2.50%	2.60%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 20, 2012
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE LARGE CAP GROWTH FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Large Cap Growth Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 31 and in the sections entitled "Choosing a Share Class" on page 67 and "Other Purchase and Redemption Information" on page 71 in the Fund's Statement of Additional
		Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio
		turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting any contractual fee waivers).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.
A large cap company has a market capitalization found within the Russell 1000
Index (between $1.4 billion and $540.2 billion at the time of its most recent reconstitution on May 31, 2012) at the time of purchase. The size of the companies in the Russell 1000 Index will change with market conditions.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer. The Fund may invest up to 10% of its total assets in the securities of one company. The Fund's investments may include companies in the technology sector.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

The sub-advisor, Navellier & Associates, Inc. ("Navellier"), seeks to identify and select inefficiently priced securities with strong appreciation potential by employing a proprietary investment process. Navellier's proprietary investment process is a disciplined quantitative, objective, "bottom-up," process and contains the following three steps. In the first step of the investment process, Navellier calculates and analyzes a "reward/risk ratio" for each potential investment. The reward/risk ratio is designed to identify stocks with above average potential returns and adjusted for risk. In the second step of the investment process, Navellier applies two or more sets of fundamental criteria to identify attractive stocks among those with favorable reward/risk ratios. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with a combination of the applicable criteria are further considered in the third and final step of the investment process, which addresses the construction of the portfolio. Stocks are selected and weighted according to a disciplined methodology designed to maximize potential return and minimize potential risk.

Every quarter Navellier evaluates the fundamental criteria used in the second step of the investment process. The criteria included in this step and the relative weightings of each fundamental criterion are adjusted as necessary.
This allows Navellier to monitor which criteria appear to be in favor in the financial markets. If a security held by the Fund does not meet the requirements of each step of Navellier's investment process, then Navellier will evaluate the
		security and, if necessary, replace it.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The
Fund is subject to the principal risks summarized below:

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Sector Focus Risk: A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. You can find more information about the Fund's investments and risks
		under the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could also return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Russell 1000 Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the
Fund, please see the section entitled "The Trust" in the Fund's Statement of
Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com
		or by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 1000 Growth Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Large Cap Growth Fund--Class A Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: 3rd Quarter 2009 +14.98% 4th Quarter 2008 -23.90% The year to date return for the Fund's Class A shares as of June 30, 2012 is 9.62%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Class A shares began operations on December 19, 1997, Class B shares and
Class C shares began operations on October 4, 2003 and Class Y shares began operations on November 10, 2004. The Class B shares, Class C shares and
Class Y shares performance was calculated using the historical performance of the Class A shares for the periods prior to October 4, 2003 for Class B and Class C shares and November 10, 2004 for Class Y shares. For the
Class B and Class C shares, performance for this period has been restated
to reflect the impact of Class B shares and Class C shares fees and expenses,
		respectively.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	969
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,097
Annual Return 2002	rr_AnnualReturn2002	(26.70%)
Annual Return 2003	rr_AnnualReturn2003	35.60%
Annual Return 2004	rr_AnnualReturn2004	17.12%
Annual Return 2005	rr_AnnualReturn2005	16.37%
Annual Return 2006	rr_AnnualReturn2006	(3.91%)
Annual Return 2007	rr_AnnualReturn2007	26.42%
Annual Return 2008	rr_AnnualReturn2008	(41.64%)
Annual Return 2009	rr_AnnualReturn2009	25.88%
Annual Return 2010	rr_AnnualReturn2010	19.16%
Annual Return 2011	rr_AnnualReturn2011	4.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.90%)
Label	rr_AverageAnnualReturnLabel	Large Cap Growth Fund - Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.15%)
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Large Cap Growth Fund - Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.15%)
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Large Cap Growth Fund - Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	648
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	759
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,735
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	459
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	792
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,735
Label	rr_AverageAnnualReturnLabel	Large Cap Growth Fund - Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.01%)
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	3.58%
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,115
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,414
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,115
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,414
Label	rr_AverageAnnualReturnLabel	Large Cap Growth Fund - Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.11%
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Touchstone Large Cap Growth Fund (Prospectus Summary) | Touchstone Large Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	613
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,373
Label	rr_AverageAnnualReturnLabel	Large Cap Growth Fund - Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.19%
5 Years	rr_AverageAnnualReturnYear05	3.26%
10 Years	rr_AverageAnnualReturnYear10	4.39%

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.25%, 2.00%, 2.00% and 0.99% for Class A shares, Class B shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least July 29, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund
TOUCHSTONE MID CAP GROWTH FUND SUMMARY
The Fund's Investment Goals
The Touchstone Mid Cap Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's
Prospectus on page 31 and in the sections entitled "Choosing a Share Class"
on page 67 and "Other Purchase and Redemption Information" on page 71 in the
Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Mid Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	5.00%	1.00%	none	none
Wire Redemption Fee	15	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Mid Cap Growth Fund		Class A	Class B	Class C	Class Y	Institutional Class
Management Fees		0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees		0.25%	0.24%	1.00%	none	none
Other Expenses		0.41%	0.61%	0.43%	0.37%	0.43%
Total Annual Fund Operating Expenses		1.40%	1.59%	2.17%	1.11%	1.17%
Fee Waiver and/or Expense Reimbursement	[1]					(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.40%	1.59%	2.17%	1.11%	1.03%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.43%, 2.18%, 2.18%, 1.18% and 1.03% for Class A shares, Class B shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least July 29, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Mid Cap Growth Fund (USD $)	Class A	Class B	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	709	662	320	113	105
Expense Example, with Redemption, 3 Years	993	802	679	353	358
Expense Example, with Redemption, 5 Years	1,297	966	1,164	612	630
Expense Example, with Redemption, 10 Years	2,158	1,889	2,503	1,352	1,408

Assuming No Redemption
Expense Example, No Redemption Touchstone Mid Cap Growth Fund (USD $)	Class B	Class C
Expense Example, No Redemption, 1 Year	162	220
Expense Example, No Redemption, 3 Years	502	679
Expense Example, No Redemption, 5 Years	866	1,164
Expense Example, No Redemption, 10 Years	1,889	2,503

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.
The Fund's Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.
A mid cap company has a market capitalization between $1.5 billion and $12 billion or within the range of market capitalizations represented in the Russell
Midcap Index (between $1.4 billion and $17.4 billion at the time of its most recent reconstitution on May 31, 2012) at the time of initial purchase. The size of the companies in the Russell Midcap Index will change with market conditions.

The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. ("Westfield"), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth. Westfield evaluates companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

Westfield generally will sell a security if one or more of the following occurs:

(1) the predetermined price target objective is exceeded;

(2) there is an alteration to the original investment case;

(3) valuation relative to the stock's peer group is no longer attractive; or

(4) better risk/reward opportunities may be found in other stocks.

The Fund may engage in frequent and active trading as part of its principal investment strategy.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The
Fund is subject to the principal risks summarized below:

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Sector Focus Risk: A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Russell Mid Cap Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's
Statement of Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Mid Cap Growth Fund--Class A Total Returns as of December 31

Best Quarter: Worst Quarter: 2nd Quarter 2003 +20.30% 4th Quarter 2008 -26.51% The year to date return for the Fund's Class A shares as of June 30, 2012 is 11.60%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other
Classes will vary.

Class A shares and Class C shares began operations on October 3, 1994,
Class B shares began operations on May 1, 2001, Class Y shares began operations on February 2, 2009 and Institutional shares began operations on April 1, 2011. The Class B, Class Y and Institutional shares performance was calculated using the historical performance of the Class A shares for the periods prior to May 1, 2001, February 2, 2009 and April 1, 2011, respectively. For the Class B shares, performance for this period has been restated to reflect the impact of Class B shares fees and expenses.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Touchstone Mid Cap Growth Fund	Label	1 Year	5 Years	10 Years
Class A	Mid Cap Growth Fund - Class A Return Before Taxes	(16.73%)	(1.17%)	3.76%
Class A After Taxes on Distributions	Mid Cap Growth Fund - Class A Return After Taxes on Distributions	(17.62%)	(1.83%)	2.98%
Class A After Taxes on Distributions and Sales	Mid Cap Growth Fund - Class A Return After Taxes on Distributions and Sale of Fund Shares	(9.90%)	(1.06%)	3.11%
Class B	Mid Cap Growth Fund - Class B Return Before Taxes	(15.62%)	(0.73%)	3.77%
Class C	Mid Cap Growth Fund - Class C Return Before Taxes	(13.18%)	(0.77%)	3.61%
Class Y	Mid Cap Growth Fund - Class Y Return Before Taxes	(11.42%)	0.18%	4.47%
Institutional Class	Mid Cap Growth Fund - Institutional Shares Return Before Taxes	(11.43%)	0.05%	4.40%
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	(1.65%)	2.44%	5.29%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 20, 2012
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE MID CAP GROWTH FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Mid Cap Growth Fund seeks to increase the value of Fund shares as a primary goal and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	to earn income as a secondary goal.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's
Prospectus on page 31 and in the sections entitled "Choosing a Share Class"
on page 67 and "Other Purchase and Redemption Information" on page 71 in the
		Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio
		turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.
A mid cap company has a market capitalization between $1.5 billion and $12 billion or within the range of market capitalizations represented in the Russell
Midcap Index (between $1.4 billion and $17.4 billion at the time of its most recent reconstitution on May 31, 2012) at the time of initial purchase. The size of the companies in the Russell Midcap Index will change with market conditions.

The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. ("Westfield"), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth. Westfield evaluates companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

Westfield generally will sell a security if one or more of the following occurs:

(1) the predetermined price target objective is exceeded;

(2) there is an alteration to the original investment case;

(3) valuation relative to the stock's peer group is no longer attractive; or

(4) better risk/reward opportunities may be found in other stocks.

The Fund may engage in frequent and active trading as part of its principal
		investment strategy.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The
Fund is subject to the principal risks summarized below:

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance.

Sector Focus Risk: A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals. You can find more information about the Fund's investments and risks
		under the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Russell Mid Cap Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's
Statement of Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance is available at no cost by visiting
		www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell Mid Cap Growth Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Mid Cap Growth Fund--Class A Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: 2nd Quarter 2003 +20.30% 4th Quarter 2008 -26.51% The year to date return for the Fund's Class A shares as of June 30, 2012 is 11.60%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other
Classes will vary.

Class A shares and Class C shares began operations on October 3, 1994,
Class B shares began operations on May 1, 2001, Class Y shares began operations on February 2, 2009 and Institutional shares began operations on April 1, 2011. The Class B, Class Y and Institutional shares performance was calculated using the historical performance of the Class A shares for the periods prior to May 1, 2001, February 2, 2009 and April 1, 2011, respectively. For the Class B shares, performance for this period has
		been restated to reflect the impact of Class B shares fees and expenses.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Russell Midcap Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	993
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,297
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,158
Annual Return 2002	rr_AnnualReturn2002	(23.51%)
Annual Return 2003	rr_AnnualReturn2003	43.35%
Annual Return 2004	rr_AnnualReturn2004	10.58%
Annual Return 2005	rr_AnnualReturn2005	10.74%
Annual Return 2006	rr_AnnualReturn2006	14.26%
Annual Return 2007	rr_AnnualReturn2007	12.09%
Annual Return 2008	rr_AnnualReturn2008	(39.41%)
Annual Return 2009	rr_AnnualReturn2009	37.71%
Annual Return 2010	rr_AnnualReturn2010	21.06%
Annual Return 2011	rr_AnnualReturn2011	(11.66%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.51%)
Label	rr_AverageAnnualReturnLabel	Mid Cap Growth Fund - Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(16.73%)
5 Years	rr_AverageAnnualReturnYear05	(1.17%)
10 Years	rr_AverageAnnualReturnYear10	3.76%
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Mid Cap Growth Fund - Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(17.62%)
5 Years	rr_AverageAnnualReturnYear05	(1.83%)
10 Years	rr_AverageAnnualReturnYear10	2.98%
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Mid Cap Growth Fund - Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(9.90%)
5 Years	rr_AverageAnnualReturnYear05	(1.06%)
10 Years	rr_AverageAnnualReturnYear10	3.11%
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.59%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	662
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	802
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	966
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,889
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	162
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	502
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	866
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
Label	rr_AverageAnnualReturnLabel	Mid Cap Growth Fund - Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.62%)
5 Years	rr_AverageAnnualReturnYear05	(0.73%)
10 Years	rr_AverageAnnualReturnYear10	3.77%
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.17%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	320
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,164
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,503
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,503
Label	rr_AverageAnnualReturnLabel	Mid Cap Growth Fund - Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.18%)
5 Years	rr_AverageAnnualReturnYear05	(0.77%)
10 Years	rr_AverageAnnualReturnYear10	3.61%
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Label	rr_AverageAnnualReturnLabel	Mid Cap Growth Fund - Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.42%)
5 Years	rr_AverageAnnualReturnYear05	0.18%
10 Years	rr_AverageAnnualReturnYear10	4.47%
Touchstone Mid Cap Growth Fund (Prospectus Summary) | Touchstone Mid Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	630
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,408
Label	rr_AverageAnnualReturnLabel	Mid Cap Growth Fund - Institutional Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.43%)
5 Years	rr_AverageAnnualReturnYear05	0.05%
10 Years	rr_AverageAnnualReturnYear10	4.40%

[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.43%, 2.18%, 2.18%, 1.18% and 1.03% for Class A shares, Class B shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least July 29, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund
TOUCHSTONE CAPITAL GROWTH FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with long-term capital growth.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 50 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
Additional Information on page 62.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Capital Growth Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Capital Growth Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	1.80%	1.95%	0.52%	0.43%
Total Annual Fund Operating Expenses		2.75%	3.65%	1.22%	1.13%
Fee Waiver and/or Expense Reimbursement	[2]	(1.50%)	(1.65%)	(0.22%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.25%	2.00%	1.00%	0.90%
[1]	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.25%, 2.00%, 1.00% and 0.90% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Capital Growth Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	695	303	102	92
Expense Example, with Redemption, 3 Years	1,143	849	349	320
Expense Example, with Redemption, 5 Years	1,724	1,641	633	584
Expense Example, with Redemption, 10 Years	3,295	3,716	1,443	1,339

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Capital Growth Fund Class C	203	849	1,641	3,716

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2012, the portfolio turnover rate of the Fund was 26.52% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund normally invests at least 80% of its assets in equity securities of large-cap companies.  For purposes of this Fund, large cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the Russell 1000® Growth Index (between approximately $1.4 billion and $540.2 billion as of its most recent reconstitution on May 31, 2012).  The size of the companies in the Russell
1000® Growth Index will change with market conditions.  Equity securities include common and preferred stocks and American Depositary Receipts ("ADRs").
The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.

The Fund's sub-advisor, Ashfield Capital Partners, LLC ("Ashfield"), seeks to invest in companies that in Ashfield's opinion have above average growth.
Ashfield utilizes a four-step investment process to implement the Fund's investment strategy:

o  Top-Down Thematic. Ashfield seeks to identify sectors where positive change is occurring.

o  Quantitative. Ashfield employs a quantitative process whereby the universe of potential stock picks is screened and ranked to create a group of eligible stocks. During the screening process, Ashfield considers the size and liquidity, growth characteristics and valuation of potential stock picks. Ashfield then ranks the refined universe of stock picks based on earnings.

o  Qualitative. Ashfield next employs a qualitative process and conducts rigorous fundamental research on the group of ranked stocks to further narrow the group of eligible stocks. Throughout this process, Ashfield identifies sectors of the economy that it believes may exhibit above average long-term growth.

o  Construct Portfolio. In the final stage, Ashfield constructs the Fund's portfolio.

Ashfield generally will consider selling a security if:

o  The stock falls to the bottom 20% of its equity ranking model;

o  A fundamental change in the company's business model or management occurs;

o  There is a change in Ashfield's thematic emphasis;

o  The company receives a low forensic accounting score based on Ashfield's models; or

o The weight of the security exceeds 7% of the portfolio.
The Principal Risks
The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Sector Focus Risk: The Fund may focus its investments in certain industries within certain sectors. A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance	[1]
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Russell 1000® Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the
Fund, please see the section entitled "The Trust" in the Fund's Statement of
Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Capital Growth Fund--Class Y shares Total Return as of December 31

Best Quarter: Worst Quarter: Third Quarter 2009 +14.94% Fourth Quarter 2008 -26.94% The year-to-date return for the Fund's Class Y shares as of June 30, 2012 is 7.85%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on November 29, 1996, Class A shares began operations on September 30, 2003 and Institutional shares began operations on December 20, 2006.  Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to September 30, 2003 and December 20, 2006, respectively.
The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Capital Growth Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	(8.48%)	(1.54%)	0.14%
Class Y	Class Y Return Before Taxes	(2.61%)	(0.10%)	1.00%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	(2.65%)	(0.14%)	0.98%
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	(1.70%)	(0.11%)	0.84%
Institutional	Institutional Return Before Taxes	(2.54%)	0.07%	1.09%
Russell 1000 Growth Index	Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%

[1]	Class C shares were not operational and offered prior to April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 20, 2012
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE CAPITAL GROWTH FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 50 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
		Additional Information on page 62.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2012, the portfolio
		turnover rate of the Fund was 26.52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.52%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its assets in equity securities of large-cap companies.  For purposes of this Fund, large cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the Russell 1000® Growth Index (between approximately $1.4 billion and $540.2 billion as of its most recent reconstitution on May 31, 2012).  The size of the companies in the Russell
1000® Growth Index will change with market conditions.  Equity securities include common and preferred stocks and American Depositary Receipts ("ADRs").
The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.

The Fund's sub-advisor, Ashfield Capital Partners, LLC ("Ashfield"), seeks to invest in companies that in Ashfield's opinion have above average growth.
Ashfield utilizes a four-step investment process to implement the Fund's investment strategy:

o  Top-Down Thematic. Ashfield seeks to identify sectors where positive change is occurring.

o  Quantitative. Ashfield employs a quantitative process whereby the universe of potential stock picks is screened and ranked to create a group of eligible stocks. During the screening process, Ashfield considers the size and liquidity, growth characteristics and valuation of potential stock picks. Ashfield then ranks the refined universe of stock picks based on earnings.

o  Qualitative. Ashfield next employs a qualitative process and conducts rigorous fundamental research on the group of ranked stocks to further narrow the group of eligible stocks. Throughout this process, Ashfield identifies sectors of the economy that it believes may exhibit above average long-term growth.

o  Construct Portfolio. In the final stage, Ashfield constructs the Fund's portfolio.

Ashfield generally will consider selling a security if:

o  The stock falls to the bottom 20% of its equity ranking model;

o  A fundamental change in the company's business model or management occurs;

o  There is a change in Ashfield's thematic emphasis;

o  The company receives a low forensic accounting score based on Ashfield's models; or

		o The weight of the security exceeds 7% of the portfolio.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Growth Investing Risk: The Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Sector Focus Risk: The Fund may focus its investments in certain industries within certain sectors. A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Russell 1000® Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the
Fund, please see the section entitled "The Trust" in the Fund's Statement of
Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com
		or by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 1000�� Growth Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Capital Growth Fund--Class Y shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Third Quarter 2009 +14.94% Fourth Quarter 2008 -26.94% The year-to-date return for the Fund's Class Y shares as of June 30, 2012 is 7.85%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on November 29, 1996, Class A shares began operations on September 30, 2003 and Institutional shares began operations on December 20, 2006.  Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to September 30, 2003 and December 20, 2006, respectively.
The Class A shares performance for this period has been restated to reflect
		the impact of Class A shares fees and expenses.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.80%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,143
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,724
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,295
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.48%)
5 Years	rr_AverageAnnualReturnYear05	(1.54%)
10 Years	rr_AverageAnnualReturnYear10	0.14%
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.95%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.65%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	849
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,641
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,716
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	849
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,641
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,716
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	349
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
Annual Return 2002	rr_AnnualReturn2002	(31.43%)
Annual Return 2003	rr_AnnualReturn2003	32.95%
Annual Return 2004	rr_AnnualReturn2004	7.41%
Annual Return 2005	rr_AnnualReturn2005	5.33%
Annual Return 2006	rr_AnnualReturn2006	7.68%
Annual Return 2007	rr_AnnualReturn2007	22.17%
Annual Return 2008	rr_AnnualReturn2008	(48.33%)
Annual Return 2009	rr_AnnualReturn2009	36.31%
Annual Return 2010	rr_AnnualReturn2010	18.75%
Annual Return 2011	rr_AnnualReturn2011	(2.61%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.94%)
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.61%)
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
10 Years	rr_AverageAnnualReturnYear10	1.00%
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class Y | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.65%)
5 Years	rr_AverageAnnualReturnYear05	(0.14%)
10 Years	rr_AverageAnnualReturnYear10	0.98%
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Class Y | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.70%)
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
10 Years	rr_AverageAnnualReturnYear10	0.84%
Touchstone Capital Growth Fund (Prospectus Summary) | Touchstone Capital Growth Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	584
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,339
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.54%)
5 Years	rr_AverageAnnualReturnYear05	0.07%
10 Years	rr_AverageAnnualReturnYear10	1.09%

[1]	Class C shares were not operational and offered prior to April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.25%, 2.00%, 1.00% and 0.90% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund
TOUCHSTONE INTERNATIONAL SMALL CAP FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 50 and in the section entitled
"Choosing a Share Class" in the Fund's Statement of Additional Information on page 62.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone International Small Cap Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone International Small Cap Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	6.43%	1.99%	0.60%	0.78%
Total Annual Fund Operating Expenses		7.63%	3.94%	1.55%	1.73%
Fee Waiver and/or Expense Reimbursement	[2]	(6.08%)	(1.64%)	(0.25%)	(0.68%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.55%	2.30%	1.30%	1.05%
[1]	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.55%, 2.30%, 1.30% and 1.05% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone International Small Cap Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	724	333	132	107
Expense Example, with Redemption, 3 Years	1,795	937	446	429
Expense Example, with Redemption, 5 Years	3,230	1,782	803	827
Expense Example, with Redemption, 10 Years	6,499	3,974	1,808	1,942

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone International Small Cap Fund Class C	233	937	1,782	3,974

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2012, the portfolio turnover rate of the Fund was 207.15% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund normally invests at least 80% of its assets in equity securities of
non-U.S. small-cap companies, including companies located in countries with emerging markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of this Fund, small cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the S&P Developed ex-U.S. SmallCap Index (between approximately $23 million and
$13.6 billion as of its most recent reconstitution on June 30, 2012). The size of the companies in the S&P Developed ex-U.S. SmallCap Index will change with market conditions. Equity securities include common and preferred stocks and
American Depositary Receipts ("ADRs").

The Fund's sub-advisor, Copper Rock Capital Partners LLC ("Copper Rock"), applies a blend of fundamental and quantitative analyses to generate the initial investment ideas. Copper Rock's investment process seeks to add value through bottom-up stock selection and in-depth fundamental research. When identifying potential investments, Copper Rock will typically examine a company's financial condition, management team, business prospects, competitive position and overall business strategy. Copper Rock looks for companies it believes have strong management, superior earnings growth prospects and attractive relative valuations. Copper Rock typically sells or reduces a position when the target price for a stock is attained, there is a change in the company's management team or business objectives, or when there is deterioration in a company's fundamentals. Copper Rock seeks to construct a portfolio that is diversified across sectors and industries.
The Principal Risks
The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to the principal risks summarized below.

ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

Small Cap Risk:  The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.
Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance	[1]
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the S&P Developed
ex-U.S. SmallCap Index. The bar chart does not reflect any sales charges, which would reduce your return.  Effective May 23, 2011, the Fund's investment strategy changed from a domestic small cap strategy to an international small cap strategy. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional
Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Touchstone International Small Cap Fund--Class Y shares Total Return as of December 31

Best Quarter: Worst Quarter: Second Quarter 2003 +25.57% Fourth Quarter 2008 -22.50% The year-to-date return for the Fund's Class Y shares as of June 30, 2012 is 4.92%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation.
The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on December 31, 1996, Class A shares began operations on July 31, 2003 and Institutional shares began operations on
December 20, 2006. Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003 and December 20, 2006, respectively. The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone International Small Cap Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	(12.82%)	(2.02%)	1.38%
Class Y	Class Y Return Before Taxes	(7.35%)	(0.64%)	2.23%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	(8.02%)	(1.90%)	1.16%
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	(4.78%)	(1.09%)	1.62%
Institutional	Institutional Return Before Taxes	(7.02%)	(0.45%)	2.33%
S&P Developed ex-U.S. SmallCap Index	S&P Developed ex-U.S. SmallCap Index (reflects no deduction for fees, expenses or taxes)	(14.49%)	(3.21%)	9.43%

[1]	Class C shares were not operational and offered prior to April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 20, 2012
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE INTERNATIONAL SMALL CAP FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 50 and in the section entitled
		"Choosing a Share Class" in the Fund's Statement of Additional Information on page 62.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2012, the portfolio
		turnover rate of the Fund was 207.15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	207.15%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its assets in equity securities of
non-U.S. small-cap companies, including companies located in countries with emerging markets. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of this Fund, small cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the S&P Developed ex-U.S. SmallCap Index (between approximately $23 million and
$13.6 billion as of its most recent reconstitution on June 30, 2012). The size of the companies in the S&P Developed ex-U.S. SmallCap Index will change with market conditions. Equity securities include common and preferred stocks and
American Depositary Receipts ("ADRs").

The Fund's sub-advisor, Copper Rock Capital Partners LLC ("Copper Rock"), applies a blend of fundamental and quantitative analyses to generate the initial investment ideas. Copper Rock's investment process seeks to add value through bottom-up stock selection and in-depth fundamental research. When identifying potential investments, Copper Rock will typically examine a company's financial condition, management team, business prospects, competitive position and overall business strategy. Copper Rock looks for companies it believes have strong management, superior earnings growth prospects and attractive relative valuations. Copper Rock typically sells or reduces a position when the target price for a stock is attained, there is a change in the company's management team or business objectives, or when there is deterioration in a company's fundamentals. Copper Rock seeks to construct a portfolio that is diversified
		across sectors and industries.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to the principal risks summarized below.

ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

Small Cap Risk:  The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.
Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the S&P Developed
ex-U.S. SmallCap Index. The bar chart does not reflect any sales charges, which would reduce your return.  Effective May 23, 2011, the Fund's investment strategy changed from a domestic small cap strategy to an international small cap strategy. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional
Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the S&P Developed ex-U.S. SmallCap Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone International Small Cap Fund--Class Y shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Second Quarter 2003 +25.57% Fourth Quarter 2008 -22.50% The year-to-date return for the Fund's Class Y shares as of June 30, 2012 is 4.92%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation.
The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on December 31, 1996, Class A shares began operations on July 31, 2003 and Institutional shares began operations on
December 20, 2006. Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003 and December 20, 2006, respectively. The Class A shares performance for this period has been restated to reflect the impact of Class A
		shares fees and expenses.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | S&P Developed ex-U.S. SmallCap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Developed ex-U.S. SmallCap Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.49%)
5 Years	rr_AverageAnnualReturnYear05	(3.21%)
10 Years	rr_AverageAnnualReturnYear10	9.43%
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.43%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.08%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	724
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,795
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,499
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(12.82%)
5 Years	rr_AverageAnnualReturnYear05	(2.02%)
10 Years	rr_AverageAnnualReturnYear10	1.38%
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.99%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.64%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.30%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,974
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	937
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,782
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,974
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,808
Annual Return 2002	rr_AnnualReturn2002	(33.31%)
Annual Return 2003	rr_AnnualReturn2003	47.21%
Annual Return 2004	rr_AnnualReturn2004	11.21%
Annual Return 2005	rr_AnnualReturn2005	5.81%
Annual Return 2006	rr_AnnualReturn2006	11.47%
Annual Return 2007	rr_AnnualReturn2007	12.20%
Annual Return 2008	rr_AnnualReturn2008	(40.62%)
Annual Return 2009	rr_AnnualReturn2009	26.94%
Annual Return 2010	rr_AnnualReturn2010	23.59%
Annual Return 2011	rr_AnnualReturn2011	(7.35%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.50%)
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.35%)
5 Years	rr_AverageAnnualReturnYear05	(0.64%)
10 Years	rr_AverageAnnualReturnYear10	2.23%
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class Y | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(8.02%)
5 Years	rr_AverageAnnualReturnYear05	(1.90%)
10 Years	rr_AverageAnnualReturnYear10	1.16%
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class Y | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.78%)
5 Years	rr_AverageAnnualReturnYear05	(1.09%)
10 Years	rr_AverageAnnualReturnYear10	1.62%
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	429
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	827
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,942
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.02%)
5 Years	rr_AverageAnnualReturnYear05	(0.45%)
10 Years	rr_AverageAnnualReturnYear10	2.33%

[1]	Class C shares were not operational and offered prior to April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.55%, 2.30%, 1.30% and 1.05% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund
TOUCHSTONE MID CAP VALUE OPPORTUNITIES FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with long-term capital growth.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's
Prospectus on page 50 and in the section entitled "Choosing a Share Class" in the Fund's Statement of Additional Information on page 62.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Mid Cap Value Opportunities Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Mid Cap Value Opportunities Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	1.12%	2.33%	0.41%	0.24%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.23%	4.19%	1.27%	1.10%
Fee Waiver and/or Expense Reimbursement	[2]	(0.93%)	(2.14%)	(0.22%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.30%	2.05%	1.05%	0.90%
[1]	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.29%, 2.04%, 1.04% and 0.89% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Mid Cap Value Opportunities Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	700	308	107	92
Expense Example, with Redemption, 3 Years	1,084	929	364	315
Expense Example, with Redemption, 5 Years	1,561	1,826	660	573
Expense Example, with Redemption, 10 Years	2,872	4,134	1,500	1,309

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Mid Cap Value Opportunities Fund Class C	208	929	1,826	4,134

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2012, the portfolio turnover rate of the Fund was 100.56% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund normally invests at least 80% of its assets in equity securities of mid-cap companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of this Fund, mid-cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the
Russell Midcap® Value Index (between approximately $1.4 billion and $17.1 billion as of its most recent reconstitution on May 31, 2012). The size of the companies in the Russell Midcap® Value Index will change with market conditions. Equity securities include common and preferred stocks. The Fund may also invest in small-cap companies.

Thompson Siegel & Walmsley LLC ("TS&W"), the Fund's sub-advisor, primarily invests in common stocks. TS&W seeks to invest in companies that it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. TS&W's mid-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen. Parts one and two of the screen attempt to assess a company's attractiveness based on cash flows relative to other mid-cap stocks and as compared to their industry or sector peers. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company's recent price action. TS&W generally limits its investment universe to those companies with a minimum of three years of sound operating history.

TS&W's analysts also explore numerous factors that might affect the outlook for a company. They evaluate publicly available information including but not limited to sell-side research, company filings and trade periodicals. The analysts may speak with company management to hear their perspectives and outlook on the pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

TS&W generally considers selling a security when the catalyst for the investment is no longer valid, when TS&W believes that another stock will have a higher expected return, or for portfolio risk management.
The Principal Risks
The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk:  The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Sector Focus Risk: The Fund may focus its investments in certain industries within certain sectors. A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.
Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance	[1]
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell
Midcap® Value Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of
Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Mid Cap Value Opportunities Fund--Class A shares Total Return as of December 31

Best Quarter: Worst Quarter: Third Quarter 2009 +15.62% Fourth Quarter 2008 -21.16% The year-to-date return for the Fund's Class A shares as of June 30, 2012 is 5.65%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.  After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Class A shares and Institutional shares began operations on June 4, 2007 and
Class Y shares began operations on December 9, 2008.  Class Y shares performance was calculated using the historical performance of Class A shares for the periods prior to December 9, 2008.  The Class Y shares performance for this period has been restated to exclude the maximum applicable sales charge for Class A shares.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Mid Cap Value Opportunities Fund	Label	1 Year	Since Inception	Inception Date
Class A	Class A Return Before Taxes	(2.39%)	(3.45%)	Jun 4, 2007
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(3.45%)	(3.76%)	Jun 4, 2007
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.38%)	(2.98%)	Jun 4, 2007
Class Y	Class Y Return Before Taxes	3.90%	(2.44%)	Jun 4, 2007
Institutional	Institutional Return Before Taxes	4.04%	(1.77%)	Jun 4, 2007
Russell Midcap�� Value Index	Russell Midcap�� Value Index (reflects no deduction for fees, expenses or taxes)	(1.38%)	(2.50%)	Jun 4, 2007

[1]	Class C shares were not operational and offered prior to April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 20, 2012
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE MID CAP VALUE OPPORTUNITIES FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's
Prospectus on page 50 and in the section entitled "Choosing a Share Class" in
		the Fund's Statement of Additional Information on page 62.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2012, the portfolio
		turnover rate of the Fund was 100.56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.56%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its assets in equity securities of mid-cap companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of this Fund, mid-cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the
Russell Midcap® Value Index (between approximately $1.4 billion and $17.1 billion as of its most recent reconstitution on May 31, 2012). The size of the companies in the Russell Midcap® Value Index will change with market conditions. Equity securities include common and preferred stocks. The Fund may also invest in small-cap companies.

Thompson Siegel & Walmsley LLC ("TS&W"), the Fund's sub-advisor, primarily invests in common stocks. TS&W seeks to invest in companies that it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. TS&W's mid-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen. Parts one and two of the screen attempt to assess a company's attractiveness based on cash flows relative to other mid-cap stocks and as compared to their industry or sector peers. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company's recent price action. TS&W generally limits its investment universe to those companies with a minimum of three years of sound operating history.

TS&W's analysts also explore numerous factors that might affect the outlook for a company. They evaluate publicly available information including but not limited to sell-side research, company filings and trade periodicals. The analysts may speak with company management to hear their perspectives and outlook on the pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

TS&W generally considers selling a security when the catalyst for the investment is no longer valid, when TS&W believes that another stock will have a higher
		expected return, or for portfolio risk management.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk:  The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Sector Focus Risk: The Fund may focus its investments in certain industries within certain sectors. A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.
Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell
Midcap® Value Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of
Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com
		or by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell Midcap�� Value Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Mid Cap Value Opportunities Fund--Class A shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Third Quarter 2009 +15.62% Fourth Quarter 2008 -21.16% The year-to-date return for the Fund's Class A shares as of June 30, 2012 is 5.65%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.  After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Class A shares and Institutional shares began operations on June 4, 2007 and
Class Y shares began operations on December 9, 2008.  Class Y shares performance was calculated using the historical performance of Class A shares for the periods prior to December 9, 2008.  The Class Y shares performance for this period has
		been restated to exclude the maximum applicable sales charge for Class A shares.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Russell Midcap�� Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap�� Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2007
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.12%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,084
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,561
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,872
Annual Return 2008	rr_AnnualReturn2008	(35.24%)
Annual Return 2009	rr_AnnualReturn2009	24.25%
Annual Return 2010	rr_AnnualReturn2010	13.83%
Annual Return 2011	rr_AnnualReturn2011	3.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.16%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2007
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2007
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2007
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.33%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.14%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	929
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,826
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,134
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	929
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,826
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,134
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.90%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.44%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2007
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	573
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,309
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.04%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2007

[1]	Class C shares were not operational and offered prior to April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.29%, 2.04%, 1.04% and 0.89% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund
TOUCHSTONE SMALL CAP VALUE OPPORTUNITIES FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with long-term capital growth.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 50 and in the section entitled
"Choosing a Share Class" in the Fund's Statement of Additional Information on page
62.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Small Cap Value Opportunities Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Small Cap Value Opportunities Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.84%	1.85%	0.34%	0.35%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.05%	3.81%	1.30%	1.31%
Fee Waiver and/or Expense Reimbursement	[2]	(0.54%)	(1.55%)	(0.04%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.51%	2.26%	1.26%	1.11%
[1]	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.50%, 2.25%, 1.25% and 1.10% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Small Cap Value Opportunities Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	720	329	128	113
Expense Example, with Redemption, 3 Years	1,095	913	405	381
Expense Example, with Redemption, 5 Years	1,533	1,734	706	685
Expense Example, with Redemption, 10 Years	2,746	3,870	1,561	1,549

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Small Cap Value Opportunities Fund Class C	229	913	1,734	3,870

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2012, the portfolio turnover rate of the Fund was 49.16% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund normally invests at least 80% of its assets in equity securities of small-cap companies.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of this Fund, small-cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the Russell 2000® Value Index (between approximately $101 million and $2.6 billion as of its most recent reconstitution on May 31, 2012). The size of the companies in the Russell 2000® Value Index will change with market conditions.
Equity securities include common and preferred stocks.

Thompson Siegel & Walmsley LLC ("TS&W"), the Fund's sub-advisor, primarily invests in common stocks. TS&W seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. TS&W's small-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen.  Parts one and two of the screen attempt to assess a company's discount to private market value relative to other small-cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company's recent price action.

TS&W's analysts also explore numerous factors that might affect the outlook for a company. They evaluate publicly available information including but not limited to sell-side research, company filings, and trade periodicals. The analysts may speak with company management to hear their perspectives and outlook on the pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

In addition to portfolio holdings derived from TS&W's four-factor valuation screen and fundamental research described above, a portion of the Fund's portfolio will be constructed using TS&W's quantitative optimization procedure.
This quantitative optimization procedure utilizes TS&W's four factor screened small-cap universe to construct an expanded portfolio of securities with risk and return characteristics similar to those of the portfolio of securities identified by TS&W's four-factor valuation screen and fundamental research.

TS&W generally considers selling a security when the catalyst for the investment is no longer valid, when TS&W believes that another stock will have a higher expected return, or for portfolio risk management.
The Principal Risks
The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Sector Focus Risk: The Fund may focus its investments in certain industries within certain sectors. A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.
Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance	[1]
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 2000®
Value Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional
Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Touchstone Small Cap Value Opportunities Fund--Class Y shares Total Return as of December 31

Best Quarter: Worst Quarter: Third Quarter 2009 +17.67% Fourth Quarter 2008 -24.43% The year-to-date return for the Fund's Class Y shares as of June 30, 2012 is 7.38%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation.
The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.  After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on July 25, 2003.  Performance information presented prior to July 25, 2003 for Class Y shares includes performance of a predecessor fund whose inception date was July 31, 2000.  Class A shares began operations on July 31, 2003 and Institutional shares began operations on
December 9, 2008.  Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003 and December 9, 2008, respectively.  The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Small Cap Value Opportunities Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	(7.77%)	(2.51%)	7.65%
Class Y	Class Y Return Before Taxes	(1.93%)	(1.10%)	8.56%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	(2.75%)	(2.14%)	7.53%
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	(0.22%)	(1.06%)	7.49%
Institutional	Institutional Return Before Taxes	(1.81%)	(1.57%)	8.30%
Russell 2000�� Value Index	Russell 2000�� Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%

[1]	Class C shares were not operational and offered prior to April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 20, 2012
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE SMALL CAP VALUE OPPORTUNITIES FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 50 and in the section entitled
"Choosing a Share Class" in the Fund's Statement of Additional Information on page
		62.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2012, the portfolio
		turnover rate of the Fund was 49.16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.16%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its assets in equity securities of small-cap companies.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of this Fund, small-cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the Russell 2000® Value Index (between approximately $101 million and $2.6 billion as of its most recent reconstitution on May 31, 2012). The size of the companies in the Russell 2000® Value Index will change with market conditions.
Equity securities include common and preferred stocks.

Thompson Siegel & Walmsley LLC ("TS&W"), the Fund's sub-advisor, primarily invests in common stocks. TS&W seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. TS&W's small-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen.  Parts one and two of the screen attempt to assess a company's discount to private market value relative to other small-cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company's recent price action.

TS&W's analysts also explore numerous factors that might affect the outlook for a company. They evaluate publicly available information including but not limited to sell-side research, company filings, and trade periodicals. The analysts may speak with company management to hear their perspectives and outlook on the pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

In addition to portfolio holdings derived from TS&W's four-factor valuation screen and fundamental research described above, a portion of the Fund's portfolio will be constructed using TS&W's quantitative optimization procedure.
This quantitative optimization procedure utilizes TS&W's four factor screened small-cap universe to construct an expanded portfolio of securities with risk and return characteristics similar to those of the portfolio of securities identified by TS&W's four-factor valuation screen and fundamental research.

TS&W generally considers selling a security when the catalyst for the investment is no longer valid, when TS&W believes that another stock will have a higher
		expected return, or for portfolio risk management.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Sector Focus Risk: The Fund may focus its investments in certain industries within certain sectors. A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.
Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 2000®
Value Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional
Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 2000�� Value Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Small Cap Value Opportunities Fund--Class Y shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Third Quarter 2009 +17.67% Fourth Quarter 2008 -24.43% The year-to-date return for the Fund's Class Y shares as of June 30, 2012 is 7.38%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation.
The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.  After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on July 25, 2003.  Performance information presented prior to July 25, 2003 for Class Y shares includes performance of a predecessor fund whose inception date was July 31, 2000.  Class A shares began operations on July 31, 2003 and Institutional shares began operations on
December 9, 2008.  Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003 and December 9, 2008, respectively.  The Class A shares performance for this period has been restated to reflect the impact of Class A
		shares fees and expenses.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Russell 2000�� Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000�� Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	6.40%
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	720
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,095
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,533
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,746
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.77%)
5 Years	rr_AverageAnnualReturnYear05	(2.51%)
10 Years	rr_AverageAnnualReturnYear10	7.65%
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.85%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.55%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.26%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	329
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,870
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	229
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	913
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,734
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,870
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	405
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	706
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,561
Annual Return 2002	rr_AnnualReturn2002	(0.86%)
Annual Return 2003	rr_AnnualReturn2003	43.24%
Annual Return 2004	rr_AnnualReturn2004	30.60%
Annual Return 2005	rr_AnnualReturn2005	8.43%
Annual Return 2006	rr_AnnualReturn2006	19.51%
Annual Return 2007	rr_AnnualReturn2007	1.36%
Annual Return 2008	rr_AnnualReturn2008	(32.38%)
Annual Return 2009	rr_AnnualReturn2009	20.83%
Annual Return 2010	rr_AnnualReturn2010	16.50%
Annual Return 2011	rr_AnnualReturn2011	(1.93%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.43%)
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.93%)
5 Years	rr_AverageAnnualReturnYear05	(1.10%)
10 Years	rr_AverageAnnualReturnYear10	8.56%
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class Y | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.75%)
5 Years	rr_AverageAnnualReturnYear05	(2.14%)
10 Years	rr_AverageAnnualReturnYear10	7.53%
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Class Y | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.22%)
5 Years	rr_AverageAnnualReturnYear05	(1.06%)
10 Years	rr_AverageAnnualReturnYear10	7.49%
Touchstone Small Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Small Cap Value Opportunities Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	685
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,549
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.81%)
5 Years	rr_AverageAnnualReturnYear05	(1.57%)
10 Years	rr_AverageAnnualReturnYear10	8.30%

[1]	Class C shares were not operational and offered prior to April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.50%, 2.25%, 1.25% and 1.10% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund
TOUCHSTONE U.S. LONG/SHORT FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with above-average total returns.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 50 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
Additional Information on page 62.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone US Long/Short Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone US Long/Short Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	1.00%	none	none
Expenses on Short Sales	[1]	0.18%	0.18%	0.18%	0.18%
Other Operating Expenses	[1]	1.06%	2.06%	0.57%	0.53%
Total Other Expenses		1.24%	2.24%	0.75%	0.71%
Total Annual Fund Operating Expenses		2.29%	4.04%	1.55%	1.51%
Fee Waiver and/or Expense Reimbursement	[2]	(0.81%)	(1.81%)	(0.32%)	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.48%	2.23%	1.23%	1.08%
[1]	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.30%, 2.05%, 1.05% and 0.90% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone US Long/Short Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	717	326	125	110
Expense Example, with Redemption, 3 Years	1,020	938	434	403
Expense Example, with Redemption, 5 Years	1,607	1,804	791	752
Expense Example, with Redemption, 10 Years	2,945	4,041	1,798	1,737

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone US Long/Short Fund Class C	226	938	1,804	4,041

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2012, the portfolio turnover rate of the Fund was 231.18% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund normally invests at least 80% of its assets in equity securities of companies whose securities are traded in U.S. markets and are tied economically to the United States.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  The Fund may invest up to 20% of its assets in securities of foreign issuers.  While the Fund may invest in companies of any size, it generally invests in large and mid-cap companies, or companies with market capitalizations of approximately $2.5 billion or above.  Equity securities include common and preferred stocks.  The
Fund may invest in long and short positions of publicly traded equity securities.  The Fund's long and short positions may include equity securities of foreign issuers that are traded in U.S. markets.  The Fund buys securities
"long" that Analytic Investors, LLC ("Analytic"), the Fund's sub-advisor, believes will outperform and sells securities "short" that Analytic believes will underperform.

Analytic selects equity securities using a proprietary system that ranks stocks according to a mathematical model.  Analytic's system seeks to determine a security's intrinsic value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk.  Analytic begins the stock selection process by ranking stocks according to their one-month expected return.  Analytic then uses a process called "portfolio optimization" to select securities that it believes will:

o          Maximize expected return for the Fund;

o          Minimize expected volatility relative to its benchmark; and

o          Diversify the assets of the Fund among industries, sectors, and individual securities.

Analytic monitors the stocks held by the Fund on a real-time basis for developments such as news events or significant changes in fundamental factors.
Using its system, Analytic strives to assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to that of the S&P 500 Index.  The Fund generally takes long equity positions equal to approximately 120% of the Fund's equity assets excluding cash, and short equity positions equal to approximately 20% of the Fund's equity assets at the time of investment, although the Fund's long-short exposure will vary over time based on Analytic's assessment of market conditions and other factors.  The
Fund's long equity exposure ordinarily ranges from 110% to 125% of the Fund's net assets and its short equity exposure ordinarily ranges from 10% to 33% of the Fund's net assets.  The cash received from short sales may be used to invest in long equity positions.  Analytic will normally maintain long and short positions such that the Fund's net long equity exposure (i.e., the percentage of long equity positions minus the percentage of short equity positions) does not exceed 100% of the Fund's net assets.  The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

Analytic generally considers selling a security when it reaches fair value estimate, when the company's fundamentals do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, when the risks of the security unexpectedly rise, or when other investment opportunities appear more attractive.
The Principal Risks
The Fund's shares will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to the principal risks summarized below.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leverage Risk:  By investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks.  The use of leverage may increase the Fund's exposure to long or short equity positions and make any change in the Fund's net asset value greater than without the use of leverage.  This could result in increased volatility of returns.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk:  The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Sector Focus Risk: The Fund may focus its investments in certain industries within certain sectors.  A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Short Sales Risk:  When selling a security short, the Fund will sell a security it does not own at the then-current market price.  The Fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss.  In addition, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance	[1]
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the S&P 500 Index.
The bar chart does not reflect any sales charges, which would reduce your return.  Prior to February 2006, the Fund did not take short positions as part of its principal investment strategy.  For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone U.S. Long/Short Fund--Class Y shares Total Return as of December 31

Best Quarter: Worst Quarter: Second Quarter 2009 +15.67% Fourth Quarter 2008 -22.38% The year-to-date return for the Fund's Class Y shares as of June 30, 2012 is 11.67%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.  After-tax returns are only shown for
Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on July 1, 1993, Class A shares began operations on July 31, 2003 and Institutional shares began operations on December 20,
2006.  Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31,
2003 and December 20, 2006, respectively.  The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone US Long/Short Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	(3.41%)	(3.98%)	0.87%
Class Y	Class Y Return Before Taxes	2.77%	(2.59%)	1.73%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	2.59%	(2.92%)	1.48%
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	1.80%	(2.38%)	1.34%
Institutional	Institutional Return Before Taxes	2.97%	(2.37%)	1.84%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

[1]	Class C shares were not operational and offered prior to April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 20, 2012
Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE U.S. LONG/SHORT FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with above-average total returns.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 50 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
		Additional Information on page 62.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2012, the portfolio
		turnover rate of the Fund was 231.18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	231.18%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its assets in equity securities of companies whose securities are traded in U.S. markets and are tied economically to the United States.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  The Fund may invest up to 20% of its assets in securities of foreign issuers.  While the Fund may invest in companies of any size, it generally invests in large and mid-cap companies, or companies with market capitalizations of approximately $2.5 billion or above.  Equity securities include common and preferred stocks.  The
Fund may invest in long and short positions of publicly traded equity securities.  The Fund's long and short positions may include equity securities of foreign issuers that are traded in U.S. markets.  The Fund buys securities
"long" that Analytic Investors, LLC ("Analytic"), the Fund's sub-advisor, believes will outperform and sells securities "short" that Analytic believes will underperform.

Analytic selects equity securities using a proprietary system that ranks stocks according to a mathematical model.  Analytic's system seeks to determine a security's intrinsic value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk.  Analytic begins the stock selection process by ranking stocks according to their one-month expected return.  Analytic then uses a process called "portfolio optimization" to select securities that it believes will:

o          Maximize expected return for the Fund;

o          Minimize expected volatility relative to its benchmark; and

o          Diversify the assets of the Fund among industries, sectors, and individual securities.

Analytic monitors the stocks held by the Fund on a real-time basis for developments such as news events or significant changes in fundamental factors.
Using its system, Analytic strives to assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to that of the S&P 500 Index.  The Fund generally takes long equity positions equal to approximately 120% of the Fund's equity assets excluding cash, and short equity positions equal to approximately 20% of the Fund's equity assets at the time of investment, although the Fund's long-short exposure will vary over time based on Analytic's assessment of market conditions and other factors.  The
Fund's long equity exposure ordinarily ranges from 110% to 125% of the Fund's net assets and its short equity exposure ordinarily ranges from 10% to 33% of the Fund's net assets.  The cash received from short sales may be used to invest in long equity positions.  Analytic will normally maintain long and short positions such that the Fund's net long equity exposure (i.e., the percentage of long equity positions minus the percentage of short equity positions) does not exceed 100% of the Fund's net assets.  The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

Analytic generally considers selling a security when it reaches fair value estimate, when the company's fundamentals do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, when the risks of the security unexpectedly rise,
		or when other investment opportunities appear more attractive.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to the principal risks summarized below.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leverage Risk:  By investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks.  The use of leverage may increase the Fund's exposure to long or short equity positions and make any change in the Fund's net asset value greater than without the use of leverage.  This could result in increased volatility of returns.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk:  The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Sector Focus Risk: The Fund may focus its investments in certain industries within certain sectors.  A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Short Sales Risk:  When selling a security short, the Fund will sell a security it does not own at the then-current market price.  The Fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss.  In addition, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the S&P 500 Index.
The bar chart does not reflect any sales charges, which would reduce your return.  Prior to February 2006, the Fund did not take short positions as part of its principal investment strategy.  For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or
		by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the S&P 500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone U.S. Long/Short Fund--Class Y shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Second Quarter 2009 +15.67% Fourth Quarter 2008 -22.38% The year-to-date return for the Fund's Class Y shares as of June 30, 2012 is 11.67%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.  After-tax returns are only shown for
Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on July 1, 1993, Class A shares began operations on July 31, 2003 and Institutional shares began operations on December 20,
2006.  Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31,
2003 and December 20, 2006, respectively.  The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and
		expenses.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	0.18%	[2]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.06%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.48%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	717
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,020
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,607
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,945
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.41%)
5 Years	rr_AverageAnnualReturnYear05	(3.98%)
10 Years	rr_AverageAnnualReturnYear10	0.87%
Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	0.18%	[2]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	2.06%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	2.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.81%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.23%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	326
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	938
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,804
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,041
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	226
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	938
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,804
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,041
Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	0.18%	[2]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.57%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.23%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	791
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,798
Annual Return 2002	rr_AnnualReturn2002	(25.47%)
Annual Return 2003	rr_AnnualReturn2003	29.04%
Annual Return 2004	rr_AnnualReturn2004	9.24%
Annual Return 2005	rr_AnnualReturn2005	6.68%
Annual Return 2006	rr_AnnualReturn2006	20.71%
Annual Return 2007	rr_AnnualReturn2007	7.47%
Annual Return 2008	rr_AnnualReturn2008	(39.42%)
Annual Return 2009	rr_AnnualReturn2009	20.45%
Annual Return 2010	rr_AnnualReturn2010	8.84%
Annual Return 2011	rr_AnnualReturn2011	2.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.38%)
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.77%
5 Years	rr_AverageAnnualReturnYear05	(2.59%)
10 Years	rr_AverageAnnualReturnYear10	1.73%
Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund | Class Y | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.59%
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
10 Years	rr_AverageAnnualReturnYear10	1.48%
Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund | Class Y | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.80%
5 Years	rr_AverageAnnualReturnYear05	(2.38%)
10 Years	rr_AverageAnnualReturnYear10	1.34%
Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	0.18%	[2]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.53%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.08%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	752
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,737
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
10 Years	rr_AverageAnnualReturnYear10	1.84%

[1]	Class C shares were not operational and offered prior to April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.30%, 2.05%, 1.05% and 0.90% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund
TOUCHSTONE VALUE FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with long-term capital growth.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 50 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
Additional Information on page 62.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Value Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Value Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.81%	0.56%	0.42%	0.31%
Total Annual Fund Operating Expenses		1.81%	2.31%	1.17%	1.06%
Fee Waiver and/or Expense Reimbursement	[2]	(0.61%)	(0.36%)	(0.22%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.20%	1.95%	0.95%	0.85%
[1]	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, 0.95% and 0.85% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Value Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	690	298	97	87
Expense Example, with Redemption, 3 Years	997	650	327	295
Expense Example, with Redemption, 5 Years	1,389	1,167	600	544
Expense Example, with Redemption, 10 Years	2,484	2,586	1,381	1,258

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Value Fund Class C	198	650	1,167	2,586

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2012, the portfolio turnover rate of the Fund was 15.30% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund normally invests in equity securities of large and mid-cap companies
(generally, companies with market capitalizations of approximately $2.5 billion or above) that the Fund's sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC
("Barrow Hanley") believes are undervalued.  Equity securities include common and preferred stocks.

Barrow Hanley uses traditional methods of stock selection - research and analysis - to identify securities it believes are undervalued and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields.  Barrow Hanley's investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature.  Barrow
Hanley's process seeks to identify the reasons for a temporary undervaluation of a company's shares and believes that value can be added through individual stock selection.

Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments.  Barrow Hanley is a
"bottom-up" value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.  The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Barrow Hanley generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, or when other investment opportunities appear more attractive.
The Principal Risks
The Fund's shares will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to the principal risks summarized below.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk:  The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Sector Focus Risk: The Fund may focus its investments in certain industries within certain sectors.  A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Value Investing Risk:  A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance	[1]
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 1000
Value Index.  The bar chart does not reflect any sales charges, which would reduce your return.  For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional
Information.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Touchstone Value Fund--Class Y shares Total Return as of December 31

Best Quarter: Worst Quarter: Second Quarter 2003 +20.19% Fourth Quarter 2008 -19.56% The year-to-date return for the Fund's Class Y shares as of June 30, 2012 is 9.30%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.  After-tax returns are only shown for
Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on September 10, 1998, Class A shares began operations on July 31, 2003 and Institutional shares began operations on
December 20, 2006.  Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003 and December 20, 2006, respectively.  The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Value Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	(1.76%)	(2.65%)	1.61%
Class Y	Class Y Return Before Taxes	4.45%	(1.24%)	2.47%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	3.78%	(2.42%)	0.63%
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	2.88%	(1.53%)	1.80%
Institutional	Institutional Return Before Taxes	4.56%	(1.13%)	2.53%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%

[1]	Class C shares were not operational and offered prior to April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 20, 2012
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE VALUE FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 50 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
		Additional Information on page 62.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2012, the portfolio
		turnover rate of the Fund was 15.30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.30%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests in equity securities of large and mid-cap companies
(generally, companies with market capitalizations of approximately $2.5 billion or above) that the Fund's sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC
("Barrow Hanley") believes are undervalued.  Equity securities include common and preferred stocks.

Barrow Hanley uses traditional methods of stock selection - research and analysis - to identify securities it believes are undervalued and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields.  Barrow Hanley's investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature.  Barrow
Hanley's process seeks to identify the reasons for a temporary undervaluation of a company's shares and believes that value can be added through individual stock selection.

Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments.  Barrow Hanley is a
"bottom-up" value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.  The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Barrow Hanley generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, or when other investment opportunities appear more
		attractive.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to the principal risks summarized below.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk:  The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Sector Focus Risk: The Fund may focus its investments in certain industries within certain sectors.  A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Value Investing Risk:  A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 1000
Value Index.  The bar chart does not reflect any sales charges, which would reduce your return.  For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional
Information.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 1000 Value Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Value Fund--Class Y shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Second Quarter 2003 +20.19% Fourth Quarter 2008 -19.56% The year-to-date return for the Fund's Class Y shares as of June 30, 2012 is 9.30%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.  After-tax returns are only shown for
Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on September 10, 1998, Class A shares began operations on July 31, 2003 and Institutional shares began operations on
December 20, 2006.  Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003 and December 20, 2006, respectively.  The Class A shares performance for this period has been restated to reflect the impact of Class A
		shares fees and expenses.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Russell 1000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.81%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	997
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,389
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,484
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.76%)
5 Years	rr_AverageAnnualReturnYear05	(2.65%)
10 Years	rr_AverageAnnualReturnYear10	1.61%
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	650
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,167
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,586
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	650
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,167
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,586
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	327
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,381
Annual Return 2002	rr_AnnualReturn2002	(10.46%)
Annual Return 2003	rr_AnnualReturn2003	25.46%
Annual Return 2004	rr_AnnualReturn2004	6.82%
Annual Return 2005	rr_AnnualReturn2005	(0.99%)
Annual Return 2006	rr_AnnualReturn2006	14.40%
Annual Return 2007	rr_AnnualReturn2007	1.35%
Annual Return 2008	rr_AnnualReturn2008	(36.31%)
Annual Return 2009	rr_AnnualReturn2009	26.57%
Annual Return 2010	rr_AnnualReturn2010	10.07%
Annual Return 2011	rr_AnnualReturn2011	4.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.56%)
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.45%
5 Years	rr_AverageAnnualReturnYear05	(1.24%)
10 Years	rr_AverageAnnualReturnYear10	2.47%
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class Y | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.78%
5 Years	rr_AverageAnnualReturnYear05	(2.42%)
10 Years	rr_AverageAnnualReturnYear10	0.63%
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Class Y | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.88%
5 Years	rr_AverageAnnualReturnYear05	(1.53%)
10 Years	rr_AverageAnnualReturnYear10	1.80%
Touchstone Value Fund (Prospectus Summary) | Touchstone Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	544
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,258
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.56%
5 Years	rr_AverageAnnualReturnYear05	(1.13%)
10 Years	rr_AverageAnnualReturnYear10	2.53%

[1]	Class C shares were not operational and offered prior to April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, 0.95% and 0.85% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund
TOUCHSTONE FOCUSED FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 15 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
Additional Information on page 67.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Focused Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Focused Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.59%	1.95%	0.49%	0.38%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.50%	3.61%	1.15%	1.04%
Fee Waiver and/or Expense Reimbursement	[2]	(0.29%)	(1.65%)	(0.19%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.21%	1.96%	0.96%	0.81%
[1]	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, 0.95% and 0.80% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Focused Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	691	299	98	83
Expense Example, with Redemption, 3 Years	975	837	332	291
Expense Example, with Redemption, 5 Years	1,301	1,621	600	535
Expense Example, with Redemption, 10 Years	2,221	3,680	1,367	1,235

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Focused Fund Class C	199	837	1,621	3,680

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2012, the portfolio turnover rate of the Fund was 99% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in equity securities. Equity securities include common stock, preferred stock, convertible bonds and warrants.  The Fund may invest in companies of any size in seeking to achieve its investment goal. These securities may be traded over the counter or listed on an exchange.

In selecting securities for the Fund, the Fund's sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington"), seeks to invest in companies that:

o  Are trading below its estimate of the companies' intrinsic value; and

o  Have a sustainable competitive advantage or a high barrier to entry in place.
The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g., license or subsidy).
Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.

The Fund will generally hold 25 to 35 securities with residual cash and equivalents expected to represent less than 10% of the Fund's net assets. The
Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements. The Fund may invest up to 35% of its net assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts
("ADRs"). The Fund may also invest in securities of emerging market countries.
The Fund's investment strategy often involves overweighting the Fund's position in the industry sectors which it believes hold the most growth potential.

Fort Washington will generally sell a security if it reaches its estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.
The Principal Risks
The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to the principal risks summarized below.

Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuationsm relative to the U.S. dollar.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the
U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Investment Style Risk:  The Fund's investment strategy often involves overweighting the Fund's position in the industry sectors which it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these overweighted sectors could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments. In addition, the Fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk:  The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Sector Focus Risk: The Fund may focus its investments in certain industries within certain sectors.  A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Small Cap Risk:  The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.
Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance	[1]
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the
Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 3000® Index and the S&P 500 Index. The bar chart does not reflect any sales charges, which would reduce your return.
For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Touchstone Focused Fund--Class Y shares Total Return as of December 31

Best Quarter: Worst Quarter: Second Quarter 2009 +19.55% Fourth Quarter 2008 -19.04% The year to date return for the Fund's Class Y Shares as of June 30, 2012 is 8.24%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class Y shares and after-tax returns for other
Classes will vary.

Class Y shares began operations on February 12, 1999, Class A shares began operations on September 30, 2003 and Institutional shares began operations on December 20, 2006.  Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to September 30, 2003 and December 20, 2006, respectively.
The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Focused Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	(6.72%)	(1.44%)	2.25%
Class Y	Class Y Return Before Taxes	(0.82%)	(0.02%)	3.12%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	(1.36%)	(0.85%)	2.67%
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	(0.54%)	(0.42%)	2.48%
Institutional	Institutional Return Before Taxes	(0.65%)	0.19%	3.23%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	3.51%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

[1]	Class C shares were not operational and offered prior to April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 20, 2012
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE FOCUSED FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 15 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
		Additional Information on page 67.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2012, the portfolio
		turnover rate of the Fund was 99% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your amily invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal market conditions, at least 80% of its assets in equity securities. Equity securities include common stock, preferred stock, convertible bonds and warrants.  The Fund may invest in companies of any size in seeking to achieve its investment goal. These securities may be traded over the counter or listed on an exchange.

In selecting securities for the Fund, the Fund's sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington"), seeks to invest in companies that:

o  Are trading below its estimate of the companies' intrinsic value; and

o  Have a sustainable competitive advantage or a high barrier to entry in place.
The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g., license or subsidy).
Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.

The Fund will generally hold 25 to 35 securities with residual cash and equivalents expected to represent less than 10% of the Fund's net assets. The
Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements. The Fund may invest up to 35% of its net assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts
("ADRs"). The Fund may also invest in securities of emerging market countries.
The Fund's investment strategy often involves overweighting the Fund's position in the industry sectors which it believes hold the most growth potential.

Fort Washington will generally sell a security if it reaches its estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund is non-diversified and may invest a significant percentage of its
		assets in the securities of a single company.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to the principal risks summarized below.

Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuationsm relative to the U.S. dollar.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the
U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Investment Style Risk:  The Fund's investment strategy often involves overweighting the Fund's position in the industry sectors which it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these overweighted sectors could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments. In addition, the Fund focuses on a small number of companies, making it highly vulnerable to isolated business setbacks.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk:  The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Sector Focus Risk: The Fund may focus its investments in certain industries within certain sectors.  A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Small Cap Risk:  The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.
Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the
Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 3000® Index and the S&P 500 Index. The bar chart does not reflect any sales charges, which would reduce your return.
For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 3000�� Index and the S&P 500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Focused Fund--Class Y shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Second Quarter 2009 +19.55% Fourth Quarter 2008 -19.04% The year to date return for the Fund's Class Y Shares as of June 30, 2012 is 8.24%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class Y shares and after-tax returns for other
Classes will vary.

Class Y shares began operations on February 12, 1999, Class A shares began operations on September 30, 2003 and Institutional shares began operations on December 20, 2006.  Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to September 30, 2003 and December 20, 2006, respectively.
The Class A shares performance for this period has been restated to reflect
		the impact of Class A shares fees and expenses.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Russell 3000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	975
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,301
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,221
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.72%)
5 Years	rr_AverageAnnualReturnYear05	(1.44%)
10 Years	rr_AverageAnnualReturnYear10	2.25%
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.95%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.65%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.96%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	837
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,621
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,680
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	837
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,621
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,680
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	332
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,367
Annual Return 2002	rr_AnnualReturn2002	(28.63%)
Annual Return 2003	rr_AnnualReturn2003	33.36%
Annual Return 2004	rr_AnnualReturn2004	14.13%
Annual Return 2005	rr_AnnualReturn2005	1.93%
Annual Return 2006	rr_AnnualReturn2006	22.86%
Annual Return 2007	rr_AnnualReturn2007	2.99%
Annual Return 2008	rr_AnnualReturn2008	(32.70%)
Annual Return 2009	rr_AnnualReturn2009	32.68%
Annual Return 2010	rr_AnnualReturn2010	9.55%
Annual Return 2011	rr_AnnualReturn2011	(0.82%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.04%)
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.82%)
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.12%
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class Y | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.36%)
5 Years	rr_AverageAnnualReturnYear05	(0.85%)
10 Years	rr_AverageAnnualReturnYear10	2.67%
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Class Y | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.54%)
5 Years	rr_AverageAnnualReturnYear05	(0.42%)
10 Years	rr_AverageAnnualReturnYear10	2.48%
Touchstone Focused Fund (Prospectus Summary) | Touchstone Focused Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	291
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	535
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,235
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.65%)
5 Years	rr_AverageAnnualReturnYear05	0.19%
10 Years	rr_AverageAnnualReturnYear10	3.23%

[1]	Class C shares were not operational and offered prior to April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	"Other expenses" have been restated to reflect estimated amounts for the current fiscal year.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, 0.95% and 0.80% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's Prospectus for more information.